Merchant Cash Advances, Loans and Related Receivables - Summary of Delinquency Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total	$ 228,216	$ 72,751
Percent	100.00%	100.00%
Current
Financing Receivable, Past Due [Line Items]
Total	$ 214,869	$ 69,350
Percent	94.20%	95.30%
30-59 Days
Financing Receivable, Past Due [Line Items]
Total	$ 2,068	$ 1,114
Percent	0.90%	1.50%
60-89 Days
Financing Receivable, Past Due [Line Items]
Total	$ 1,623	$ 419
Percent	0.70%	0.60%
90-179 Days
Financing Receivable, Past Due [Line Items]
Total	$ 3,651	$ 576
Percent	1.60%	0.80%
180+ Days
Financing Receivable, Past Due [Line Items]
Total	$ 6,005	$ 1,292
Percent	2.60%	1.80%